Quarterly Holdings Report
for
Fidelity Simplicity RMD 2015 Fund℠
October 31, 2022
RW36-NPRT1-1222
1.858599.116
Domestic Equity Funds - 19.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	16,896	156,624
Fidelity Series Blue Chip Growth Fund (a)	37,033	386,626
Fidelity Series Commodity Strategy Fund (a)	109,078	231,245
Fidelity Series Growth Company Fund (a)	51,405	738,693
Fidelity Series Intrinsic Opportunities Fund (a)	21,301	311,418
Fidelity Series Large Cap Stock Fund (a)	43,953	726,104
Fidelity Series Large Cap Value Index Fund (a)	16,387	229,916
Fidelity Series Opportunistic Insights Fund (a)	29,518	447,790
Fidelity Series Small Cap Discovery Fund (a)	7,027	72,165
Fidelity Series Small Cap Opportunities Fund (a)	20,025	238,495
Fidelity Series Stock Selector Large Cap Value Fund (a)	41,242	512,633
Fidelity Series Value Discovery Fund (a)	26,425	403,239
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,649,491)		4,454,948

International Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	26,430	353,364
Fidelity Series Emerging Markets Fund (a)	26,939	186,957
Fidelity Series Emerging Markets Opportunities Fund (a)	120,600	1,708,901
Fidelity Series International Growth Fund (a)	59,372	816,366
Fidelity Series International Small Cap Fund (a)	15,076	218,294
Fidelity Series International Value Fund (a)	88,153	814,532
Fidelity Series Overseas Fund (a)	80,328	811,316
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,738,353)		4,909,730

Bond Funds - 55.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	166,774	1,626,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	190,985	1,546,975
Fidelity Series Emerging Markets Debt Fund (a)	17,523	120,030
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,936	39,191
Fidelity Series Floating Rate High Income Fund (a)	2,666	23,353
Fidelity Series High Income Fund (a)	15,582	126,524
Fidelity Series International Credit Fund (a)	538	4,167
Fidelity Series International Developed Markets Bond Index Fund (a)	107,680	920,666
Fidelity Series Investment Grade Bond Fund (a)	751,356	7,220,534
Fidelity Series Long-Term Treasury Bond Index Fund (a)	203,490	1,145,646
Fidelity Series Real Estate Income Fund (a)	6,035	57,156
TOTAL BOND FUNDS (Cost $14,974,239)		12,830,293

Short-Term Funds - 4.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	878,749	878,749
Fidelity Series Short-Term Credit Fund (a)	15,100	142,547
TOTAL SHORT-TERM FUNDS (Cost $1,027,454)		1,021,296

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,389,537)	23,216,267
NET OTHER ASSETS (LIABILITIES) - 0.0%	(489)
NET ASSETS - 100.0%	23,215,778

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,803,857	39,820	158,868	-	(5,477)	(53,281)	1,626,051
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,702,834	166,626	131,053	-	(26,747)	(164,685)	1,546,975
Fidelity Series All-Sector Equity Fund	195,613	712	29,775	-	(7,882)	(2,044)	156,624
Fidelity Series Blue Chip Growth Fund	438,965	62,245	56,227	13,484	(12,794)	(45,563)	386,626
Fidelity Series Canada Fund	410,640	10,953	47,432	-	(3,006)	(17,791)	353,364
Fidelity Series Commodity Strategy Fund	404,602	226,539	161,496	212,657	(120,644)	(117,756)	231,245
Fidelity Series Emerging Markets Debt Fund	140,166	2,489	12,500	1,968	(2,958)	(7,167)	120,030
Fidelity Series Emerging Markets Debt Local Currency Fund	46,646	171	5,288	-	(790)	(1,548)	39,191
Fidelity Series Emerging Markets Fund	236,052	4,830	19,818	-	(6,321)	(27,786)	186,957
Fidelity Series Emerging Markets Opportunities Fund	2,130,574	62,416	211,398	-	(86,303)	(186,388)	1,708,901
Fidelity Series Floating Rate High Income Fund	26,876	538	3,830	437	(276)	45	23,353
Fidelity Series Government Money Market Fund 3.25%	626,134	301,865	49,250	4,734	-	-	878,749
Fidelity Series Growth Company Fund	888,543	33,359	128,115	-	(27,322)	(27,772)	738,693
Fidelity Series High Income Fund	145,113	2,485	15,030	1,944	(2,590)	(3,454)	126,524
Fidelity Series International Credit Fund	4,572	37	-	37	-	(442)	4,167
Fidelity Series International Developed Markets Bond Index Fund	1,070,824	17,795	101,422	1,429	(15,237)	(51,294)	920,666
Fidelity Series International Growth Fund	974,490	43,503	102,599	-	(25,294)	(73,734)	816,366
Fidelity Series International Small Cap Fund	264,486	930	17,123	-	(7,400)	(22,599)	218,294
Fidelity Series International Value Fund	965,986	3,538	97,293	-	(18,779)	(38,920)	814,532
Fidelity Series Intrinsic Opportunities Fund	562,926	112,258	255,846	100,724	(3,271)	(104,649)	311,418
Fidelity Series Investment Grade Bond Fund	8,195,651	425,675	713,958	64,323	(110,760)	(576,074)	7,220,534
Fidelity Series Large Cap Stock Fund	842,555	99,208	157,162	44,351	(11,116)	(47,381)	726,104
Fidelity Series Large Cap Value Index Fund	283,842	1,579	47,685	-	(2,267)	(5,553)	229,916
Fidelity Series Long-Term Treasury Bond Index Fund	1,333,213	127,218	84,045	8,464	(10,771)	(219,969)	1,145,646
Fidelity Series Opportunistic Insights Fund	497,805	42,506	68,297	-	(8,389)	(15,835)	447,790
Fidelity Series Overseas Fund	979,758	45,744	109,387	-	(20,259)	(84,540)	811,316
Fidelity Series Real Estate Income Fund	81,973	4,080	19,436	3,726	(2,356)	(7,105)	57,156
Fidelity Series Short-Term Credit Fund	155,926	2,700	12,279	675	(315)	(3,485)	142,547
Fidelity Series Small Cap Discovery Fund	90,903	1,085	14,142	-	(3,920)	(1,761)	72,165
Fidelity Series Small Cap Opportunities Fund	305,067	15,152	65,488	11,855	(5,784)	(10,452)	238,495
Fidelity Series Stock Selector Large Cap Value Fund	627,995	8,088	109,767	-	(11,301)	(2,382)	512,633
Fidelity Series Value Discovery Fund	484,128	7,309	87,196	-	(3,515)	2,513	403,239
	26,918,715	1,873,453	3,093,205	470,808	(563,844)	(1,918,852)	23,216,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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